Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 6: Property, Plant and Equipment
Presented in the table below are the major classes of property, plant and equipment by category as of December 31:

	2025	2024	Range of Remaining Useful Lives	Weighted Average Useful Life
Utility plant:
Land and other non-depreciable assets	$317	$302
Sources of supply	1,252	1,124	20 to 114 years	45 years
Treatment and pumping	5,093	4,786	2 to 119 years	40 years
Transmission and distribution	15,807	14,745	15 to 128 years	65 years
Services, meters and fire hydrants	7,046	6,356	2 to 109 years	28 years
General structures and equipment	3,116	2,813	2 to 109 years	16 years
Waste collection	2,124	1,986	5 to 145 years	52 years
Waste treatment, pumping and disposal	1,530	1,425	4 to 165 years	32 years
Construction work in progress	1,548	1,359
Other plant	19	22	1 to 54 years	18 years

Total utility plant	37,852	34,918

Nonutility property	103	141	3 to 50 years	16 years

Total property, plant and equipment	$37,955	$35,059

Property, plant and equipment depreciation expense amounted to $776 million, $690 million and $617 million for the years ended December 31, 2025, 2024 and 2023, respectively, and was included in Depreciation and amortization expense in the Consolidated Statements of Operations. The provision for depreciation expressed as a percentage of the aggregate average depreciable asset balances was 2.82%, 2.73% and 2.68% for the years ended December 31, 2025, 2024 and 2023, respectively. Additionally, the Company had capital expenditures acquired on account but unpaid of $350 million and $347 million included in accrued liabilities on the Consolidated Balance Sheets as of December 31, 2025 and 2024, respectively.
In connection with the Company’s capital investment in its corporate headquarters in Camden, New Jersey, the New Jersey Economic Development Authority (“NJEDA”) determined that the Company was qualified to receive $161 million in tax credits over a
10-year
period commencing in 2019.
The Company is required to meet various annual requirements, including the maintenance of qualified full-time positions at the qualified business facility, in order to monetize one-tenth
of the tax credits annually and is subject to a claw-back period if the Company does not meet certain NJEDA requirements of the tax credit program in years 11 through 15.
In October 2025, the NJEDA issued to the Company the utilization certificate for the 2023 tax credits in the amount of $15 million. In December and January 2024, the NJEDA issued to the Company the utilization certificates for the 2022 and 2021 tax credits in the amount of $15 million and $16 million, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company recorded losses of $1 million, $2 million and $1 million, respectively, to Other income (expense) in the Consolidated Statements of Operations from the sale of tax credits to an external party. As of December 31, 2025, the Company had current assets of $15 million included in Other and $64 million of long-term assets included in Other on the Consolidated Balance Sheets for the 2024 through 2028 tax credits. As of December 31, 2024, the Company had no current assets and $90 million of long-term assets included in Other on the Consolidated Balance Sheets for the 2023 through 2028 tax credits. The Company has made the necessary annual filing for the year ended December 31, 2024, and expects to make the 2025 filing in April 2026, prior to the required filing deadline. The submitted filing is under review by the NJEDA and it is expected that the Company will receive final NJEDA approval and monetize the 2024 tax credits in 2026.